Fair Value Of Financial Assets And Liabilities	12 Months Ended
Dec. 31, 2010
Fair Value Of Financial Assets And Liabilities
Fair Value Of Financial Assets And Liabilities
3.	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES:

As of December 31, 2010, we did not have any financial asset or liabilities that were valued at fair value on a recurring basis.

Certain of our previous convertible debt and equity agreements included derivative liabilities. These instruments were recorded at fair value and were marked to market each period using the Black-Scholes valuation model.

Following are the disclosures related to our previously-existing financial liabilities:

	Warrants issued in connection with March 2006 $1.5 million bridge loan(1)	$1.25 million convertible debt conversion feature(2)
Fair value at December 31, 2009	$(30,039)	$(2,412)
Change in fair value	30,039	2,412

Fair value at December 31, 2010	$—	$—

(1)	The warrants issued in connection with the March 2006 $1.5 million bridge loan expired in September 2010 and, accordingly, there is no value attributable to the warrants at December 31, 2010.
(2)	The $1.25 million convertible debt was paid off during the first quarter of 2010 and, accordingly, there is no value attributable to the conversion feature at December 31, 2010.